Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedule II - Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
Schedule II
Valuation and Qualifying Accounts (in thousands); Years Ended December 31, 2012, 2011, 2010
Valuation Accounts Deducted in the Balance Sheet From the Assets to Which They Apply	Balance at Beginning of Period	Additions Charged to Costs and Expenses	Additions Recorded During Acquisitions	Deductions (A)	Balance at End of Period

2010 Allowance for losses: Trade accounts receivable	$3,427	$1,326	$0	$754	$3,999

2011 Allowance for losses: Trade accounts receivable	$3,999	$747	$0	$1,158	$3,588

2012 Allowance for losses: Trade accounts receivable	$3,588	$745	$0	$1,288	$3,045
(A) Accounts written off, net of recoveries.